LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated January 10, 2025, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024 and December 17, 2024
I.  BALANCED STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Balanced Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Balanced Strategy Fund	14.52%	6.30%	4.68%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
II. GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Growth Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Growth Strategy Fund	17.96%	8.25%	5.69%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%
III. EQUITY GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Equity Growth Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Equity Growth Strategy Fund	19.52%	8.88%	6.03%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated January 10, 2025, to

BALANCED STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2024

As supplemented September 10, 2024, December 17, 2024

and January 10, 2025

I.   SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2024, as supplemented through January 10, 2025, the SAI, dated December 17, 2024, and the Fund’s most recent shareholder report, dated June 30, 2024, are all incorporated by reference into this Summary Prospectus.

II. PERFORMANCE: The following replaces the “Average Annual Total Return” table in the section entitled Performance in the Summary Prospectus:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Balanced Strategy Fund	14.52%	6.30%	4.68%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated January 10, 2025, to

GROWTH STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2024

As supplemented September 10, 2024, December 17, 2024

and January 10, 2025

I.   SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2024, as supplemented through January 10, 2025, the SAI, dated December 17, 2024, and the Fund’s most recent shareholder report, dated June 30, 2024, are all incorporated by reference into this Summary Prospectus.

II. PERFORMANCE: The following replaces the “Average Annual Total Return” table in the section entitled Performance in the Summary Prospectus:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Growth Strategy Fund	17.96%	8.25%	5.69%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated January 10, 2025, to

EQUITY GROWTH STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2024

As supplemented September 10, 2024, December 17, 2024

and January 10, 2025

I.   SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2024, as supplemented through January 10, 2025, the SAI, dated December 17, 2024, and the Fund’s most recent shareholder report, dated June 30, 2024, are all incorporated by reference into this Summary Prospectus.

II. PERFORMANCE: The following replaces the “Average Annual Total Return” table in the section entitled Performance in the Summary Prospectus:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Equity Growth Strategy Fund	19.52%	8.88%	6.03%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%